Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

Note 13

Segment Information

Seaboard Corporation had six reportable segments through December 31, 2012: Pork, Commodity Trading and Milling, Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the United States, and to Japan, Mexico and numerous other foreign markets. The Commodity Trading and Milling segment is an integrated grain trading, grain processing and logistics operations that internationally markets wheat, corn, soybean meal and other commodities in bulk to third party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills, baking operations, and poultry production and processing in numerous foreign countries. The Marine segment, based in Miami, Florida, provides containerized cargo shipping services between the United States, the Caribbean Basin and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating two floating power generating facilities. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other turkey products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation.

The Pork segment derives approximately 10% of its revenues from a few customers in Japan through one agent. Substantially all of its hourly employees at its Guymon processing plant are covered by a collective bargaining agreement. The Pork segment incurred an impairment charge of $5,600,000 recorded in cost of sales on the Consolidated Statements of Comprehensive Income related to its ham boning and processing plant in Mexico in the third quarter of 2011.  See Note 5 for further discussion.  Also, the Tax Act signed into law in January 2013 as discussed in Note 7, renews and extends the Federal blender’s credits that Seaboard is entitled to receive for biodiesel it blends which had previously expired on December 31, 2011 and renewed retroactively to January 1, 2012 with an expiration of December 31, 2013.  As a result, in the first quarter of 2013 the Pork segment will recognize a one-time credit of approximately $11,260,000 as revenues related to this Federal blender’s tax incentive for gallons produced and sold in fiscal 2012.  The impact for the remainder of 2013 is not expected to be as significant as market prices for biodiesel are anticipated to adjust downward as a result of the renewed credit.

In the first quarter of 2011, the Commodity Trading and Milling (CT&M) segment recognized $101,080,000 in net sales related to previously deferred costs and deferred revenues under contracts for which the final sale prices were not fixed and determinable until 2011.  In 2011, the CT&M segment incurred certain grain inventory write-downs of $15,374,000 (with no tax benefit recognized), or $12.65 per share, for various customer contract performance issues.

In the fourth quarter of 2011, the CT&M segment recognized a $5,080,000 gain (Seaboard’s proportionate share) in income from affiliates as a result of its non-consolidated affiliate in Haiti’s final insurance settlement related to the 2010 earthquake. The insurance settlement related to property damages and business interruption. The rebuilt mill was completed in December 2011. The CT&M segment derives a significant portion of its operating income from sales to a non-consolidated affiliate and also historically derived a significant portion of its income from affiliates from this same affiliate.

As discussed in Note 4, effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for its investment in PSI.  In December 2011, the CT&M segment made an $8,493,000 advance capital lease payment to begin operations in 2012 of a flour mill in Ghana.  The initial lease term is for 33 years with an option to renew for additional years.  This lease was accounted for as a capital lease and increased fixed assets by $9,763,000 and liabilities by $1,270,000 as of December 31, 2011.  During the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada for approximately $6,747,000, including $1,169,000 of cash acquired. This transaction was accounted for using the purchase method, and would not have significantly affected net earnings or earnings per share on a pro forma basis.

On April 8, 2011, Seaboard closed the sale of its two floating power generating facilities in the Dominican Republic, for $73,102,000 (net of $3,000,000 placed in escrow for potential dry dock costs).  In the second quarter of 2011, the previously escrowed balance of $55,000,000, less $3,000,000 to remain in escrow for potential dry dock costs, plus $2,796,000 of escrow earnings and $3,306,000 for various inventory items related to one of the facilities, was paid to Seaboard.  Seaboard received $1,500,000 of the $3,000,000 in escrow in the third quarter of 2011.  The $1,500,000 was recognized as a gain on sale of assets in operating income in the third quarter of 2011.  The net book value of the two power generating facilities and certain inventory items was $21,679,000 at the sale close date.  Seaboard recognized a gain on sale of assets of $51,423,000 in operating income in the second quarter of 2011.  In late March 2011, the purchaser entered into discussions with Seaboard to lease one of the facilities to Seaboard for a short period of time.  On April 20, 2011, Seaboard signed a short-term lease agreement that allowed Seaboard to resume operations of one of the facilities (72 megawatts).  Seaboard and the purchaser also agreed to defer the sale to the purchaser of the inventory related to the leased facility until the end of the lease term.  Seaboard continues to operate this facility under a short-term lease agreement that may be canceled by either party. Also, as of December 31, 2012, $1,500,000 of the original sale price for this power generating facility remained in escrow for potential dry dock costs. Seaboard retained all other physical properties of this business and constructed a new 106 megawatt floating power generating facility for use in the Dominican Republic, which began commercial operations in March 2012.  The total project cost capitalized was $136,000,000.

The Turkey segment, acquired on December 6, 2010 and accounted for using the equity method, had operating income in 2012 and 2011 of $65,694,000 and $55,120,000, respectively, and operating loss of $169,000 in 2010.  On December 31, 2011, Butterball closed its Longmont, Colorado processing plant, resulting in an impairment of fixed assets charge and accrued severance charges.  Seaboard’s proportionate share of these charges was $(3,005,000) recognized in income from affiliates in the second half of 2011.  As management is still attempting to sell this facility, additional impairment charges to earnings are possible in the future.  The Turkey segment derives approximately 10% of its revenues from one customer. On December 31, 2012, Butterball purchased the assets of Gusto Packing Company, Inc., a pork and turkey further processor located in Montgomery, Illinois.

The following tables set forth specific financial information about each segment as reviewed by management, except for the Turkey segment information previously disclosed in Note 4 to the Consolidated Financial Statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income from affiliates for the Commodity Trading and Milling and Turkey segment, is used as the measure of evaluating segment performance because management does not consider interest and income tax expense on a segment basis.

Sales to External Customers:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$1,638,404	$1,744,630	$1,388,265
Commodity Trading and Milling	3,023,531	2,689,786	1,808,948
Marine	969,575	928,548	853,565
Sugar	288,315	259,786	195,993
Power	255,390	111,391	124,034
All Other	13,918	12,761	14,897
Segment/Consolidated Totals	$6,189,133	$5,746,902	$4,385,702

Operating Income:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$122,556	$259,271	$213,325
Commodity Trading and Milling	71,852	43,225	34,432
Marine	26,111	(3,904)	47,612
Sugar	60,180	65,101	31,741
Power	55,042	60,845	13,424
All Other	607	(1,191)	832
Segment Totals	336,348	423,347	341,366
Corporate	(26,687)	(16,143)	(20,300)
Consolidated Totals	$309,661	$407,204	$321,066

Income from Affiliates:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Commodity Trading and Milling	$10,467	$13,450	$20,983
Sugar	88	440	980
Turkey	20,152	12,731	(998)
Segment/Consolidated Totals	$30,707	$26,621	$20,965

Depreciation and Amortization:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$43,014	$43,866	$50,813
Commodity Trading and Milling	6,330	5,567	5,165
Marine	23,490	22,675	22,743
Sugar	11,222	8,289	7,180
Power	5,467	192	204
All Other	366	403	428
Segment Totals	89,889	80,992	86,533
Corporate	327	231	269
Consolidated Totals	$90,216	$81,223	$86,802

Total Assets:

	December 31,
(Thousands of dollars)	2012	2011

Pork	$740,245	$738,574
Commodity Trading and Milling	992,507	755,903
Marine	281,215	261,781
Sugar	254,445	269,564
Power	235,377	165,118
Turkey	423,825	312,164
All Other	5,288	6,257
Segment Totals	2,932,902	2,509,361
Corporate	414,879	497,367
Consolidated Totals	$3,347,781	$3,006,728

Investment in and Advances to Affiliates:

	December 31,
(Thousands of dollars)	2012	2011

Commodity Trading and Milling	$186,873	$160,402
Sugar	2,775	3,177
Turkey	220,894	201,261
Segment/Consolidated Totals	$410,542	$364,840

Capital Expenditures:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Pork	$52,333	$39,890	$9,568
Commodity Trading and Milling	22,817	5,192	2,390
Marine	35,365	31,210	28,411
Sugar	22,066	22,626	30,620
Power	25,022	84,041	31,709
All Other	112	60	362
Segment Totals	157,715	183,019	103,060
Corporate	1,040	729	276
Consolidated Totals	$158,755	$183,748	$103,336

Administrative services provided by the corporate office allocated to the individual segments represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, deferred tax amounts and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and includes all costs related to Seaboard’s deferred compensation programs (which are offset by the effect of the mark-to-market investments recorded in Other Investment Income, Net).

Geographic Information

Seaboard had sales in South Africa totaling $563,088,000, $622,354,000 and $420,277,000 for the years ended December 31, 2012, 2011 and 2010, respectively, representing approximately 9%, 11% and 10% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Caribbean, Central and South America	$2,566,056	$2,225,829	$1,702,823
Africa	1,471,574	1,489,409	1,061,221
United States	1,303,533	1,328,116	1,079,316
Canada/Mexico	351,505	407,593	245,935
Pacific Basin and Far East	334,215	238,116	198,100
Europe	87,741	8,367	19,927
Eastern Mediterranean	74,509	49,472	78,380
Totals	$6,189,133	$5,746,902	$4,385,702

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Thousands of dollars)	2012	2011
United States	$530,169	$515,375
Dominican Republic	140,195	120,707
Argentina	108,492	111,726
All other	66,371	50,419
Totals	$845,227	$798,227

At December 31, 2012 and 2011, Seaboard had approximately $296,990,000 and $221,584,000, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables.  Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value.